Exceptional items and remeasurements - Narrative (Details) - GBP (£) £ in Millions	1 Months Ended	6 Months Ended		12 Months Ended	29 Months Ended
	Nov. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2024
Disclosure Of Exceptional Items [Line Items]
Major transformation programme, period		4 years
Cost efficiency programme, annual savings target	£ 400
Cost efficiency programme, period	3 years
Exceptional items
Disclosure Of Exceptional Items [Line Items]
Provision for UK electricity balancing costs		£ (151)		£ 498
Expense of restructuring activities		42	£ 39		£ 207
Cash outflows relating to restructuring activities			28
Changes in environmental provisions		1
Transaction, separation and integration costs			11
Cash outflows relating to transaction, separation and integration costs			9
Income from insurance recovery			92
Cash inflows relating to insurance recovery			£ 0
Exceptional items | Major transformation programme
Disclosure Of Exceptional Items [Line Items]
Expense of restructuring activities		42
Cash outflows relating to restructuring activities		£ 33